Form N-1A Cover	Oct. 13, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	TIDAL TRUST V
Entity Central Index Key	0002081107
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 13, 2026
Prospectus Date	Oct. 13, 2026